Supplement to the

Fidelity® Variable Insurance Products

High Income Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

As Revised November 8, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.63%AB	0.63%AB	0.63%AB

Distribution and/or Service (12b-1) fees	None	0.10%	0.25%

Other expenses	0.02%B	0.02%B	0.02%B

Acquired fund fees and expenses	0.12%C	0.12%C	0.12%C

Total annual operating expenses	0.77%C	0.87%C	1.02%C

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% for Initial Class, 0.11% for Service Class, and 0.11% for Service Class 2 was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.66%, 0.76%, and 0.91% for Initial Class, Service Class, and Service Class 2, respectively.

	Initial Class	Service Class	Service Class 2

1 year	$ 79	$ 89	$ 104

3 years	$ 246	$ 278	$ 325

5 years	$ 428	$ 482	$ 563

10 years	$ 954	$ 1,073	$ 1,248

Effective January 1, 2024, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.

VHI-SUSTK-0324-104 1.9892700.104	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

High Income Portfolio

Investor Class

April 29, 2023

As Revised November 8, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.02%B

Acquired fund fees and expenses	0.12%C

Total annual operating expenses	0.81%C

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses after fee waiver and/or expense reimbursements are 0.70%.

1 year	$ 83

3 years	$ 259

5 years	$ 450

10 years	$ 1,002

Effective January 1, 2024, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.

VIPHI-INV-SUSTK-0324-104 1.9892701.104	March 1, 2024